Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net and Accounts Receivable-Related Parties, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31, 2023	December 31, 2022
Accounts receivable	$11,369	$58,739
Less: Allowance for credit losses	(6,408)	(29,421)
Accounts receivable, net	$4,961	$29,318

Schedule of Allowance for Credit Losses	The changes in allowance for credit losses consisted of the following:
	For the Years Ended December 31,
	2023	2022	2021
Balance, beginning of the year	$29,421	$19,221	$16,656
Provision for credit losses	(22,782)	11,642	2,168
Write-off uncollectable accounts receivable	-	-	-
Translation adjustment	(231)	(1,442)	397
Balance, end of the year	$6,408	$29,421	$19,221